Risk Management - Disclosure of functional currency of the operation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instrument which hedge net investments	£ 10,400	£ 11,600
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	39,763	41,366
Borrowings which hedge the net investments	(6,109)	(7,588)
Derivatives which hedge the net investments	(4,319)	(4,013)
Structural currency exposures pre- economic hedges	29,335	29,764
Other Equity instruments	(7,887)	(6,960)
Remaining structural currency exposures	21,448	22,805
Decrease in structural currency exposures, net of hedging instruments	1,400
Increase (decrease) in foreign currency net investments	(1,600)
Decrease in financial instruments which hedge net investments	1,200
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	25,531	27,742
Borrowings which hedge the net investments	(2,914)	(4,644)
Derivatives which hedge the net investments	(2,141)	(2,229)
Structural currency exposures pre- economic hedges	20,476	20,868
Other Equity instruments	(5,450)	(5,846)
Remaining structural currency exposures	15,026	15,023
Increase (decrease) in foreign currency net investments	(2,200)
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	10,195	9,559
Borrowings which hedge the net investments	(3,018)	(2,729)
Derivatives which hedge the net investments	0	0
Structural currency exposures pre- economic hedges	7,177	6,830
Other Equity instruments	(1,310)	(265)
Remaining structural currency exposures	5,867	6,565
Increase (decrease) in foreign currency net investments	600
INR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	1,486	1,400
Borrowings which hedge the net investments	0	0
Derivatives which hedge the net investments	(1,260)	(992)
Structural currency exposures pre- economic hedges	226	408
Other Equity instruments	0	0
Remaining structural currency exposures	226	408
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	544	628
Borrowings which hedge the net investments	(177)	(215)
Derivatives which hedge the net investments	0	0
Structural currency exposures pre- economic hedges	367	413
Other Equity instruments	0	0
Remaining structural currency exposures	367	413
Other
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	2,007	2,037
Borrowings which hedge the net investments	0	0
Derivatives which hedge the net investments	(918)	(792)
Structural currency exposures pre- economic hedges	1,089	1,245
Other Equity instruments	(1,127)	(849)
Remaining structural currency exposures	£ (38)	£ 396